LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

13.LEASES

The Group occupies most of its office premises and certain mining datacenter under lease arrangements, which generally have an initial lease term between one and a half years to 30 years. Lease contracts are typically made for fixed periods but may have extension options. The Group accounts for lease and non-lease components separately, where the non-lease component is charged to expenses as they incur. Any extension options in these leases have not been included in the lease liabilities unless the Group is reasonably certain to exercise the extension option. In addition, periods after termination options are only included in the lease term if the lease is reasonably certain not to be terminated. The Group does not have an option to purchase these leased assets at the expiration of the lease periods.

The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2021	2022
Right-of-use assets
- Land and buildings	58,941	60,082
Investment properties
- Leasehold land	—	5,547

Addition to the right-of-use assets for the years ended December 31, 2020, 2021 and 2022 was approximately US$1.2 million, US$47.2 million and US$7.3 million, respectively. In addition, approximately US$4.8 million right-of-use asset for the years ended December 31, 2022 was acquired as a result of the acquisition of AFH (See Note 5), the balance of the underlying right-of-use asset was included in investment properties. See Note 12.

The Group has an obligation to complete the site restoration of its leased land held by AFH in Singapore in relation to the Group’s acquisition of AFH in July 2022 (See Note 5). The provision for the site restoration is updated annually.

The following table represents the movement of the restoration provision:

In thousands of USD
Restoration provision at December 31, 2021	—
Recognition through asset acquisition	1,343
Change in provision	—
Restoration provision at December 31, 2022	1,343

The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2021	2022
Lease liabilities mature within 12 months	3,287	4,973
Lease liabilities mature over 12 months	59,681	65,452
Total lease liabilities*	62,968	70,425

* Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.

Amounts recognized in profit or loss:

	Years ended December 31,
In thousands of USD	2020	2021	2022
Depreciation expense of right-of-use assets*	3,983	4,636	5,371
Gain on lease modification	(6)	(205)	—
Interest expense*	817	1,217	2,425
Expenses relating to variable payment leases	—	610	639
Expenses relating to short-term leases	372	351	527
Total	5,166	6,609	8,962

*Depreciation expense of right-of-use asset of approximately $0.2 million and interest expense of approximately $0.1 million was related to the leasehold land included in the investment properties. See Note 12.

The total cash outflow for leases, including the capital element of lease rentals paid and interests paid on leases for the years ended December 31, 2020, 2021 and 2022 was approximately US$5.4 million, US$5.4 million and US$6.3 million, respectively.